Earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings/(loss) per share	loss) per share
The computation of basic earnings/(loss) per share ("EPS/LPS") is based on the weighted average number of shares outstanding during the period. Diluted EPS/LPS includes the effect of the assumed conversion of potentially dilutive instruments. There were no dilutive instruments in the Predecessor period, but the issuance of the convertible note in the Successor period is dilutive as the Company was in a profit-making position. Refer to Note 20 – Debt, for details.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Net loss/(profit) from continuing operations	(73)	3,739	(572)	(4,430)
Profit/(loss) from discontinued operations	274	(33)	(15)	(233)
Net profit/(loss) available to stockholders	201	3,706	(587)	(4,663)
Effect of dilution - interest on unsecured senior convertible bond (Note 11)	3	—	—	—
Diluted net profit/(loss) available to stockholders	204	3,706	(587)	(4,663)
The components of the denominator for the calculation of basic and diluted EPS/LPS are as follows:

	Successor	Predecessor
(In millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Basic earnings/(loss) per share:
Weighted average number of common shares outstanding	50	100	100	100
Diluted earnings/(loss) per share:
Effect of dilution	3	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	53	100	100	100
The basic and diluted EPS/LPS are as follows:

	Successor	Predecessor
(In $)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Basic/Diluted EPS: continuing operations ($)	(1.46)	37.25	(5.70)	(44.11)
Basic EPS ($)	4.02	36.92	(5.85)	(46.43)
Diluted EPS ($)	3.88	36.92	(5.85)	(46.43)
ASC 260 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net earnings per share. In periods where losses are reported, the effect of including potentially dilutive instruments in the calculation would result in a reduction in loss per share, which is anti-dilutive. Under these circumstances, these instruments are not included in the calculation due to their anti-dilutive effect and as a result the basic and diluted loss per share are equal.